Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	WASHINGTON MUTUAL INVESTORS FUND
Central Index Key	0000104865
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
WASHINGTON MUTUAL INVESTORS FUND | Class A
Risk/Return:
Trading Symbol	AWSHX
WASHINGTON MUTUAL INVESTORS FUND | Class R-1
Risk/Return:
Trading Symbol	RWMAX
WASHINGTON MUTUAL INVESTORS FUND | Class R-2
Risk/Return:
Trading Symbol	RWMBX
WASHINGTON MUTUAL INVESTORS FUND | Class R-3
Risk/Return:
Trading Symbol	RWMCX
WASHINGTON MUTUAL INVESTORS FUND | Class R-4
Risk/Return:
Trading Symbol	RWMEX
WASHINGTON MUTUAL INVESTORS FUND | Class R-5
Risk/Return:
Trading Symbol	RWMFX
WASHINGTON MUTUAL INVESTORS FUND | Class B
Risk/Return:
Trading Symbol	WSHBX
WASHINGTON MUTUAL INVESTORS FUND | Class C
Risk/Return:
Trading Symbol	WSHCX
WASHINGTON MUTUAL INVESTORS FUND | Class F-1
Risk/Return:
Trading Symbol	WSHFX
WASHINGTON MUTUAL INVESTORS FUND | Class 529-A
Risk/Return:
Trading Symbol	CWMAX
WASHINGTON MUTUAL INVESTORS FUND | Class 529-B
Risk/Return:
Trading Symbol	CWMBX
WASHINGTON MUTUAL INVESTORS FUND | Class 529-C
Risk/Return:
Trading Symbol	CWMCX
WASHINGTON MUTUAL INVESTORS FUND | Class 529-E
Risk/Return:
Trading Symbol	CWMEX
WASHINGTON MUTUAL INVESTORS FUND | Class 529-F-1
Risk/Return:
Trading Symbol	CWMFX
WASHINGTON MUTUAL INVESTORS FUND | Class F-2
Risk/Return:
Trading Symbol	WMFFX
WASHINGTON MUTUAL INVESTORS FUND | R-6
Risk/Return:
Trading Symbol	RWMGX